Subsequent Events (Details) - USD ($)		9 Months Ended	12 Months Ended
	Oct. 01, 2020	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events (Textual)
Deferred legal fees		$ 150,000	$ 150,000
Subsequent Event [Member]
Subsequent Events (Textual)
Deferred discount	$ 8,130,000
Deferred legal fees	150,000
Legal fees paid amount	33,573
Promissory note	$ 120,000
Subsequent Event [Member] | Common Stock Class A
Subsequent Events (Textual)
Redeem shares	3,308